DISPOSAL OF SUBSIDIARIES AND AFFILIATES (Tables) - Disposal groups	12 Months Ended
Dec. 31, 2018
Cepisa, Ceron, Eletroacre and Boa Vista
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
Summary of effect on the sale of equity interests

	Distribution
	Cepisa	Ceron	Eletroacre	Boa Vista	Total

Adjusted distributor Net equity	(1,110,392)	(1,109,778)	(323,288)	(423,439)	(2,966,897)
Amount of the sale (gain)	50	50	50	50	200
Effect on the sale of equity interests	1,110,442	1,109,828	323,338	423,489	2,967,097

Schedule of main assets and liabilities of distributors on date of disposal of their shareholding control

	Distribution
	Cepisa	Ceron	Eletroacre	Boa Vista

Customers	655,532	304,564	144,756	199,583
Taxes and social contributions	25,951	79,016	8,617	27,636
Reimbursement right	17,952	133,582	23,846	292,563
Financial assets	906,818	1,272,933	493,869	220,946
Fixed assets	39,769	31,383	7,874	14,928
Intangible assets	106,253	67,728	41,654	24,532
Other assets	1,547,090	1,102,190	351,207	476,165
Total alienated assets	3,299,365	2,991,396	1,071,823	1,256,353
Suppliers	(296,040)	(1,517,404)	(342,459)	(858,957)
Loans and financing	(3,033,390)	(977,705)	(588,684)	(543,741)
Taxes and social contributions	(398,888)	(207,882)	(178,541)	(66,396)
Provisions for contingencies	(196,269)	(974,067)	(159,844)	(37,340)
Other liabilities	(517,722)	(435,831)	(149,102)	(198,946)
Total alienated liabilities	(4,442,309)	(4,112,889)	(1,418,630)	(1,705,380)

Net assets of liabilities	(1,142,944)	(1,121,493)	(346,807)	(449,026)

Summary of cash and cash equivalents of subsidiaries upon disposal

	Cepisa	Ceron	Eletroacre	Boa Vista
Amount received in cash from the disposal	50	50	50	50
Cash and cash equivalents alienated	(32,552)	(11,715)	(23,519)	(25,587)
Net cash from disposals	(32,502)	(11,665)	(23,469)	(25,537)

CELG-D
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
Schedule of main assets and liabilities of distributors on date of disposal of their shareholding control

Distribution
CELG D
Customers	988,093
Taxes and social contributions	149,570
Financial asset	62,296
PP&E	44,983
Intangible asset	2,065,418
Other assets	1,019,709
Total alienated assets	4,330,069

Suppliers	(1,467,436)
Loans and financing	(1,085,476)
Taxes and social contributions	(277,612)
Provisions for contingencies	(669,729)
AFAC	—
Other liabilities	(1,674,760)
Total alienated liabilities	(5,175,013)
Net assets of liabilities	(844,944)

Summary of cash and cash equivalents of subsidiaries upon disposal

CELG D
Amount received in cash from the disposal	1,065,266
Cash and cash equivalents alienated	(76,144)
Net cash from disposals	989,122